Other current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and assets held for sale
Other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2024	2023
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 17)	176	134
Investments	54	39
Other	167	122
Total other non-current assets	397	295
Investments
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated income statement as non-operating items. Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Financial assets at fair value through other comprehensive income relate to equity investments. These investments are not held for trading purposes, therefore the Group has opted to recognise fair value movements through other comprehensive income. There have been no significant changes in fair value of these investments during the period.
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2024	2023
Investments	€ million	€ million
Investments accounted using equity method	40	35
Financial assets at fair value through other comprehensive income(A)	14	4
Total investments	54	39
A.Investments amounting to approximately €10 million were acquired in 2024, €4 million of which were obtained as part of the Acquisition.